Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2015 Fund
June 30, 2024
AFF15-NPRT1-0824
1.818355.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% 7/25/24 (b) (Cost $787,229)	790,000	787,243

Domestic Equity Funds - 20.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	725,088	13,914,448
Fidelity Advisor Series Growth Opportunities Fund (c)	612,896	9,824,721
Fidelity Advisor Series Small Cap Fund (c)	358,079	4,640,705
Fidelity Series All-Sector Equity Fund (c)	378,507	4,659,427
Fidelity Series Commodity Strategy Fund (c)	41,313	4,018,550
Fidelity Series Large Cap Stock Fund (c)	813,575	18,663,405
Fidelity Series Large Cap Value Index Fund (c)	117,712	1,844,552
Fidelity Series Opportunistic Insights Fund (c)	468,551	11,193,694
Fidelity Series Small Cap Core Fund (c)	44,940	517,713
Fidelity Series Small Cap Opportunities Fund (c)	391,519	5,849,296
Fidelity Series Stock Selector Large Cap Value Fund (c)	792,707	10,875,936
Fidelity Series Value Discovery Fund (c)	727,931	11,137,344
TOTAL DOMESTIC EQUITY FUNDS (Cost $58,946,093)		97,139,791

International Equity Funds - 19.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	362,667	5,472,648
Fidelity Series Emerging Markets Fund (c)	755,970	6,962,483
Fidelity Series Emerging Markets Opportunities Fund (c)	1,479,791	27,834,860
Fidelity Series International Growth Fund (c)	865,869	15,862,725
Fidelity Series International Small Cap Fund (c)	404,277	6,892,919
Fidelity Series International Value Fund (c)	1,265,510	15,996,047
Fidelity Series Overseas Fund (c)	1,129,280	15,888,976
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $62,706,764)		94,910,658

Bond Funds - 54.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	4,780,422	46,274,487
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	3,055,303	23,311,965
Fidelity Series Emerging Markets Debt Fund (c)	318,571	2,488,040
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	86,967	769,658
Fidelity Series Floating Rate High Income Fund (c)	43,358	389,354
Fidelity Series High Income Fund (c)	296,152	2,493,599
Fidelity Series International Credit Fund (c)	83,960	680,915
Fidelity Series International Developed Markets Bond Index Fund (c)	2,137,070	18,271,950
Fidelity Series Investment Grade Bond Fund (c)	15,324,432	151,405,387
Fidelity Series Long-Term Treasury Bond Index Fund (c)	2,816,237	15,461,139
Fidelity Series Real Estate Income Fund (c)	46,122	446,921
TOTAL BOND FUNDS (Cost $288,341,275)		261,993,415

Short-Term Funds - 5.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d)	674,122	674,257
Fidelity Series Government Money Market Fund 5.42% (c)(e)	20,052,275	20,052,275
Fidelity Series Short-Term Credit Fund (c)	423,274	4,177,716
TOTAL SHORT-TERM FUNDS (Cost $24,915,428)		24,904,248

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $435,696,789)	479,735,355
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(269,113)
NET ASSETS - 100.0%	479,466,242

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	1	Sep 2024	117,160	77	77
ICE MSCI Emerging Markets Index Contracts (United States)	20	Sep 2024	1,088,200	(601)	(601)

TOTAL EQUITY INDEX CONTRACTS					(524)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	168	Sep 2024	18,477,375	115,948	115,948
CBOT 5-Year U.S. Treasury Note Contracts (United States)	103	Sep 2024	10,977,547	53,511	53,511

TOTAL TREASURY CONTRACTS					169,459

TOTAL PURCHASED					168,935

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	21	Sep 2024	5,797,575	(12,557)	(12,557)

TOTAL FUTURES CONTRACTS					156,378
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $747,383.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	859,229	2,188,359	2,373,322	8,326	(9)	-	674,257	0.0%
Total	859,229	2,188,359	2,373,322	8,326	(9)	-	674,257

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	14,001,675	132,324	1,097,581	-	411,439	466,591	13,914,448
Fidelity Advisor Series Growth Opportunities Fund	9,873,029	36,606	881,996	-	292,765	504,317	9,824,721
Fidelity Advisor Series Small Cap Fund	4,844,881	43,350	194,686	-	34,114	(86,954)	4,640,705
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	45,986,132	1,668,618	1,990,789	24,035	8,292	602,234	46,274,487
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	24,451,860	75,302	1,299,143	9,635	(386,189)	470,135	23,311,965
Fidelity Series All-Sector Equity Fund	4,646,872	38,561	217,703	-	21,658	170,039	4,659,427
Fidelity Series Canada Fund	5,804,831	120,889	364,241	-	77,077	(165,908)	5,472,648
Fidelity Series Commodity Strategy Fund	3,131,388	1,049,005	245,940	-	(130,935)	215,032	4,018,550
Fidelity Series Emerging Markets Debt Fund	2,566,521	45,112	107,093	37,695	(18,067)	1,567	2,488,040
Fidelity Series Emerging Markets Debt Local Currency Fund	807,542	1,888	27,339	-	(4,106)	(8,327)	769,658
Fidelity Series Emerging Markets Fund	7,191,663	28,112	609,939	-	(19,235)	371,882	6,962,483
Fidelity Series Emerging Markets Opportunities Fund	28,865,961	78,038	2,601,786	-	480,844	1,011,803	27,834,860
Fidelity Series Floating Rate High Income Fund	401,548	10,309	19,441	8,960	(430)	(2,632)	389,354
Fidelity Series Government Money Market Fund 5.42%	20,449,186	986,404	1,383,315	265,704	-	-	20,052,275
Fidelity Series High Income Fund	2,564,410	46,720	105,169	39,438	(9,036)	(3,326)	2,493,599
Fidelity Series International Credit Fund	676,293	9,034	351	9,034	19	(4,080)	680,915
Fidelity Series International Developed Markets Bond Index Fund	18,755,410	676,227	772,850	218,738	(53,053)	(333,784)	18,271,950
Fidelity Series International Growth Fund	16,391,909	628,112	891,972	-	132,416	(397,740)	15,862,725
Fidelity Series International Small Cap Fund	7,355,313	20,221	292,138	-	43,926	(234,403)	6,892,919
Fidelity Series International Value Fund	16,470,749	344,146	878,616	-	184,355	(124,587)	15,996,047
Fidelity Series Investment Grade Bond Fund	156,123,119	2,729,047	6,346,699	1,641,650	(168,994)	(931,086)	151,405,387
Fidelity Series Large Cap Stock Fund	18,795,170	154,810	1,131,308	-	512,114	332,619	18,663,405
Fidelity Series Large Cap Value Index Fund	1,865,398	97,157	77,870	-	2,581	(42,714)	1,844,552
Fidelity Series Long-Term Treasury Bond Index Fund	18,613,993	514,627	3,207,495	140,952	(1,656,730)	1,196,744	15,461,139
Fidelity Series Opportunistic Insights Fund	11,110,558	162,813	818,851	-	359,022	380,152	11,193,694
Fidelity Series Overseas Fund	16,436,106	510,244	1,052,291	-	160,329	(165,412)	15,888,976
Fidelity Series Real Estate Income Fund	457,538	8,357	19,471	7,007	(570)	1,067	446,921
Fidelity Series Short-Term Credit Fund	3,997,149	364,913	194,140	40,989	(1,025)	10,819	4,177,716
Fidelity Series Small Cap Core Fund	527,994	2,460	257	2,460	26	(12,510)	517,713
Fidelity Series Small Cap Opportunities Fund	6,129,175	86,754	225,756	-	107,758	(248,635)	5,849,296
Fidelity Series Stock Selector Large Cap Value Fund	10,950,377	603,426	423,872	-	7,563	(261,558)	10,875,936
Fidelity Series Value Discovery Fund	11,217,555	739,621	439,906	-	8,944	(388,870)	11,137,344
	491,461,305	12,013,207	27,920,004	2,446,297	396,872	2,322,475	478,273,855

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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